Restricted Cash and Investments	12 Months Ended
Jun. 30, 2025
Total Restricted cash and investments [Abstract]
Restricted Cash And Investments	Restricted cash and investments

	SA Rand
Figures in million	2025	2024
Restricted cash	330	489
Restricted investments	6 731	6 044
Total restricted cash and investments	7 061	6 533
Current portion of restricted cash and investments	46	39
Non-current portion of restricted cash and investments	7 015	6 494

Restricted cash	Restricted cash

	SA Rand
Figures in million	2025	2024
Non-current	284	450
Current	46	39
Total restricted cash	330	489
The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2025	2024
Environmental guarantees and rehabilitation (a)	257	217
Guarantee – Tshiamiso Trust (b)	—	205
PNG communities (c)	51	45
Other	22	22
Total restricted cash	330	489
(a)The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of
Mineral and Petroleum Resources (DMPR) in South Africa for environmental and rehabilitation obligations. Refer to note
24. The funds are invested in short-term money market funds and call accounts, which require third-party approval for release.
(b)The decrease is as a result of the benefit and admin contributions made, reducing the total that the guarantee is calculated
on. Refer to note 25 for details on the silicosis settlement and the arrangement with the trust.
(c)Relates to monies set aside for affected communities of the group’s PNG operations.

Restricted Investments	Restricted investments

	SA Rand
Figures in million	2025	2024
Investments held by environmental trust funds	6 716	6 030
Investments held by the Social Trust Fund	15	14
Total restricted investments (non-current)	6 731	6 044
Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked deposits and investment in unit trusts are classified and measured at fair value through profit or loss, while the equity investments are classified and measured at fair value through other comprehensive income. Interest-
bearing short-term investments as well as investments in government bonds are classified and measured as debt instruments at amortised cost.
15Restricted cash and investments continued
Restricted investments continued
Environmental trust funds continued
The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium-term equity-linked deposits. The equity-linked deposits are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE.
These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.
The environmental trust funds consist of:

	SA Rand
Figures in million	2025	2024
Fixed deposits	4 013	3 665
Cash equivalents	79	74
Equity-linked deposits	1 744	1 494
Government bonds	427	401
Equity investments	384	335
Collective investment scheme (unit trusts)	69	61
Total environmental trust funds	6 716	6 030
Reconciliation of the movement in investments held by environmental trust funds:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	6 030	5 673
Interest income	369	329
Fair value gain through profit and loss[1]	254	95
Fair value gain through other comprehensive income	48	18
Dividends received	16	15
Maturity of equity-linked deposits	—	(96)
Acquisition/(maturity) of fixed deposits	84	(5)
Maturity of collective investment schemes (unit trusts)	—	(138)
Acquisition of government bonds	32	145
Net transfer of cash equivalents	(117)	93
Withdrawal of funds for rehabilitation work performed	—	(99)
Balance at end of year	6 716	6 030
[1] Refer to note 9 for more detail.
The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.
The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.